RECLAMATION PROVISION	9 Months Ended
Sep. 30, 2021
Note 13 - RECLAMATION PROVISION
13.	RECLAMATION PROVISION

Management’s estimate of the reclamation provision at September 30, 2021, is $829 (December 31, 2020 – $808), and the undiscounted value of the obligation is $1,252 (December 31, 2020 – $1,275).

The present value of the obligation was calculated using a risk-free interest rate of 5.96% (December 31, 2020 – 5.96%) and an inflation rate of 3.15% (December 31, 2020 – 3.15%). Reclamation activities are estimated to begin in 2023 for the San Gonzalo Mine and in 2041 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision for the nine months ended September 30, 2021, and the year ended December 31, 2020, is as follows:

	September 30, 2021	December 31, 2020

Balance at beginning of the period	$808	$1,524
Changes in estimates	-	(737)
Unwinding of discount related to continuing operations	36	99
Effect of movements in exchange rates	(14)	(78)
Balance at end of the period	$830	$808